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                                                   May 4, 1998




VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  M.S.B. Fund, Inc. Post-Effective Amendment No. 40
          to   the  Registration  Statement  on  Form  N-1A
          (1933   Act   File   No.  002-22542;   1940   Act
          FILE NO. 811-1273)
          -------------------------------------------------

Dear Ladies and Gentlemen:

     On behalf of M.S.B. Fund, Inc. (the "Registrant"), this letter certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above-captioned amendment to the registration statement of the Registrant filed on April 30, 1998 (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                                   Very truly yours,




                                                   /s/ HUGHES HUBBARD & REED LLP